                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Amelia Peabody Foundation
   Address:      One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

  /s/ Margaret St. Clair           Wellesley, Massachusetts   August 5, 2005
-------------------------------    ------------------------   -------------
       [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      5
                                        --------------------

Form 13F Information Table Entry Total: 69
                                        --------------------

Form 13F Information Table Value Total: $94,549
                                        --------------------
                                           (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        28-05999                     Bayard D. Waring
    2.        28-05991                     Margaret St. Clair
    3.        28-05993                     Philip B. Waring
    4.        28-05995                     Deborah Carlson
    5.        28-05997                     Thomas B. St. Clair

                      AMELIA PEABODY FOUNDATION
                      FORM 13F INFORMATION TABLE
                     QUARTER ENDED JUNE 30, 2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------  ------  -----
3M CO                        Common        88579Y101   3254     45000     SH           Other       1,2,3,4,5   45000   0       0
ABBOTT LABS                  Common         2824100     735     15000     SH           Other       1,2,3,4,5   15000   0       0
ALLIANCE RESOURCE
  PARTNERS                Unit Ben Int     01877R108    740     10000     SH           Other       1,2,3,4,5   10000   0       0
AMERICAN CAP STRATEGIES
  LTD                        Common        24937104    1986     55000     SH           Other       1,2,3,4,5   55000   0       0
AMERIGAS PARTNERS LP         Common        30975106    2134     65000     SH           Other       1,2,3,4,5   65000   0       0
APPLIED MATERIALS INC        Common        38222105     485     30000     SH           Other       1,2,3,4,5   30000   0       0
BANK AMERICA CORP            Common        60505104    1596     35000     SH           Other       1,2,3,4,5   35000   0       0
BAXTER INTERNATL
  7.000% PFD                Preferred      71813406    1106     20000     SH           Other       1,2,3,4,5   20000   0       0
BHP BILLITON LTD ADR         Common        88606108    1365     50000     SH           Other       1,2,3,4,5   50000   0       0
BP AMOCO PLC                 Common        55622104     936     15000     SH           Other       1,2,3,4,5   15000   0       0
CEMEX SOUTH
  AMERICA-SPNSRED            Common        151290889   1909     45000     SH           Other       1,2,3,4,5   45000   0       0
CHICOS FAS INC COM           Common        168615102    857     25000     SH           Other       1,2,3,4,5   25000   0       0
CITIGROUP INC                Common        172967101   1156     25000     SH           Other       1,2,3,4,5   25000   0       0
COMMERCE BANCORP INC NJ      Common        200519106    758     25000     SH           Other       1,2,3,4,5   25000   0       0
COMPUTER ASSOC INTL INC      Common        204912109      5       192     SH           Other       1,2,3,4,5     192   0       0
CORNING INC                  Common        219350105    582     35000     SH           Other       1,2,3,4,5   35000   0       0
DOMINION RES BLACK
  WARRIOR TR              Unit Ben Int     25746Q108   1828     45000     SH           Other       1,2,3,4,5   45000   0       0
DOMINION RESOURCES INC VA    Common        25746U109   2936     40000     SH           Other       1,2,3,4,5   40000   0       0
DUFF & PHELPS UTIL
  & CORPORATE                Common        26432K108    219     15000     SH           Other       1,2,3,4,5   15000   0       0
DUKE ENERGY CORP             Common        264399106   2527     85000     SH           Other       1,2,3,4,5   85000   0       0
EL PASO CORPORATION          Common        28336L109    288     25000     SH           Other       1,2,3,4,5   25000   0       0
ENCANA CORP                  Common        292505104   1386     35000     SH           Other       1,2,3,4,5   35000   0       0
ENERPLUS RESOURCES FUND    Unit Trust      29274D604   1910     50000     SH           Other       1,2,3,4,5   50000   0       0
ENTERPRISE PRODS
  PARTNERS LP                Common        293792107   1473     55000     SH           Other       1,2,3,4,5   55000   0       0
EQUITABLE RES INC            Common        294549100   2720     40000     SH           Other       1,2,3,4,5   40000   0       0
FRONTLINE LTD                Common        G3682E127    604     15000     SH           Other       1,2,3,4,5   15000   0       0
GENENTECH INC                Common        368710406   2810     35000     SH           Other       1,2,3,4,5   35000   0       0
GENERAL ELECTRIC CORP        Common        369604103   2599     75000     SH           Other       1,2,3,4,5   75000   0       0
GREAT PLAINS ENERGY INC      Common        391164100   2232     70000     SH           Other       1,2,3,4,5   70000   0       0
HEADWATERS INC               Common        42210P102   1375     40000     SH           Other       1,2,3,4,5   40000   0       0
HEALTHCARE RLTY TR INC       Common        421946104   1351     35000     SH           Other       1,2,3,4,5   35000   0       0

HOLLY CORP                   Common        435758305   2100     45000     SH           Other       1,2,3,4,5   45000   0       0
HOME DEPOT INC               Common        437076102    584     15000     SH           Other       1,2,3,4,5   15000   0       0
HSBC HOLDINGS
  PLC-SPONS ADR              Common        404280406    450      5653     SH           Other       1,2,3,4,5    5653   0       0
ING GROEP NV SPONS ADR       Common        456837103   1156     41219     SH           Other       1,2,3,4,5   41219   0       0
INTEL CORP                   Common        458140100   1431     55000     SH           Other       1,2,3,4,5   55000   0       0
JOHNSON & JOHNSON            Common        478160104   3250     50000     SH           Other       1,2,3,4,5   50000   0       0
JP MORGAN CHASE & CO         Common        46625H100    177      5000     SH           Other       1,2,3,4,5    5000   0       0
KEYCORP NEW                  Common        493267108    995     30000     SH           Other       1,2,3,4,5   30000   0       0
KINETIC CONCEPTS             Common        49460W208    600     10000     SH           Other       1,2,3,4,5   10000   0       0
LAZARD GLOBAL TOT
  RT & INC                   Common        52106W103   1110     60000     SH           Other       1,2,3,4,5   60000   0       0
MARVEL ENTERPRISES INC       Common        57383M108    493     25000     SH           Other       1,2,3,4,5   25000   0       0
MOTOROLA INC                 Common        620076109    365     20000     SH           Other       1,2,3,4,5   20000   0       0
NABORS INDUSTRIES LTD        Common        G6359F103   1212     20000     SH           Other       1,2,3,4,5   20000   0       0
NEW YORK CMNTY
  BANCORP INC                Common        649445103    544     30000     SH           Other       1,2,3,4,5   30000   0       0
NORAM ENERGY CORP
  6.000%  3                   SDCV         655419AC3   2300   2303300    PRN           Other       1,2,3,4,5 2303300   0       0
NOVARTIS AG SPONSORED ADR    Common        66987V109    712     15000     SH           Other       1,2,3,4,5   15000   0       0
PETROFUND ENERGY TRUST       Common        71648W108   1114     70000     SH           Other       1,2,3,4,5   70000   0       0
PFIZER INC                   Common        717081103   1241     45000     SH           Other       1,2,3,4,5   45000   0       0
PLUM CREEK TIMBER CO INC     Common        729251108   1089     30000     SH           Other       1,2,3,4,5   30000   0       0
PROCTER & GAMBLE CO          Common        742718109   2110     40000     SH           Other       1,2,3,4,5   40000   0       0
RITE AID CORP                Common        767754104    209     50000     SH           Other       1,2,3,4,5   50000   0       0
ROYAL BK 8.500% PFD SER J   Preferred      780097853    521     20000     SH           Other       1,2,3,4,5   20000   0       0
SCHLUMBERGER LTD             Common        806857108   1899     25000     SH           Other       1,2,3,4,5   25000   0       0
SENIOR HOUSING
  PROPERTIES TR              Common        81721M109   1135     60000     SH           Other       1,2,3,4,5   60000   0       0
SHIP FINANCE
  INTERNATIONAL LTD          Common        G81075106     57      3000     SH           Other       1,2,3,4,5    3000   0       0
SUNCOR ENERGY INC            Common        867229106   2603     55000     SH           Other       1,2,3,4,5   55000   0       0
SUNOCO LOGISTICS
  PARTNERS LP                Common        86764L108     38      1000     SH           Other       1,2,3,4,5    1000   0       0
TEVA PHARMACEUTICAL
  INDS LTD A                 Common        881624209   1246     40000     SH           Other       1,2,3,4,5   40000   0       0
TEXAS INSTRUMENTS INC        Common        882508104   1404     50000     SH           Other       1,2,3,4,5   50000   0       0
TRANSCANADA CORP             Common        89353D107    397     15000     SH           Other       1,2,3,4,5   15000   0       0
TYCO INTERNATIONAL LTD       Common        902124106    438     15000     SH           Other       1,2,3,4,5   15000   0       0
UBS AG-REG                   Common        H8920M855   2336     30000     SH           Other       1,2,3,4,5   30000   0       0
UNITEDHEALTH GROUP INC       Common        91324P102   3650     70000     SH           Other       1,2,3,4,5   70000   0       0
WELLPOINT INC                Common        94973V107   4875     70000     SH           Other       1,2,3,4,5   70000   0       0
WELLS FARGO & CO             Common        949746101   2155     35000     SH           Other       1,2,3,4,5   35000   0       0
XCEL ENERGY INC              Common        98389B100    488     25000     SH           Other       1,2,3,4,5   25000   0       0
XTO ENERGY INC               Common        98385X106    680     20000     SH           Other       1,2,3,4,5   20000   0       0
ZIMMER HLDGS INC             Common        98956P102   1523     20000     SH           Other       1,2,3,4,5   20000   0       0

                                                      94549